Schedule of net loss per share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 17, 2025	Mar. 31, 2024
Net loss per ordinary share, basic and diluted
Net loss from continuing operations	$ (8,499,053)	$ (2,979,037)		$ (5,185,032)
Net (loss)/profit from discontinued operations		$ (4,602,415)	$ (4,602,415)	$ 462,886
Weighted average number of ordinary shares, basic	16,769,492	15,876,848		15,444,947
Weighted average number of ordinary shares, diluted	16,769,492	15,876,848		15,444,947
Net loss ordinary share from continuing operation - basic	$ (0.51)	$ (0.19)		$ (0.34)
Net loss per ordinary share from continuing operation , diluted	(0.51)	(0.19)		(0.34)
Net loss per ordinary share from discontinued operation - basic		(0.29)		0.03
Net loss per ordinary share from discontinued operation - diluted		(0.29)		0.03
Net loss per share - basic	(0.51)	(0.48)		(0.31)
Net loss per share - diluted	$ (0.51)	$ (0.48)		$ (0.31)